13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2005
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/08/2005
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 46
                                        ----------------------

Form 13F Information Table Value Total: 915,031
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108    28372      346 SH       SOLE                      346
AFLAC                          COM              001055102    55066  1215577 SH       SOLE                   936991            278586
                                                             18096   399475 SH       DEFINED 01             399475
Ambac Financial Group, Inc.    COM              023139108    15256   211707 SH       SOLE                   160157             51550
                                                              5239    72700 SH       DEFINED 01              72700
Berkshire Hathaway - Cl. A     COM              084670108    11480      140 SH       SOLE                       25               115
                                                              9430      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    45165    16538 SH       SOLE                    14654              1884
                                                             12052     4413 SH       DEFINED 01               4413
Boston Scientific Corp.        COM              101137107    11059   473225 SH       SOLE                   351050            122175
                                                              4040   172875 SH       DEFINED 01             172875
Cadbury Schweppes PLC-SP ADR   COM              127209302    40470   993618 SH       SOLE                   761568            232050
                                                             15227   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    43481  2106623 SH       SOLE                  1601198            505425
                                                             12284   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    22599   564688 SH       SOLE                   421413            143275
                                                              8850   221150 SH       DEFINED 01             221150
Comcast Class A Special        COM              20030N200    39996  1389705 SH       SOLE                  1057580            332125
                                                             11905   413650 SH       DEFINED 01             413650
Constellation Brands, Inc.     COM              21036P108    34666  1333323 SH       SOLE                  1009823            323500
                                                             11393   438200 SH       DEFINED 01             438200
Diageo PLC-Sponsored ADR       COM              25243Q205    24767   426950 SH       SOLE                   314900            112050
                                                              9940   171350 SH       DEFINED 01             171350
E. W. Scripps Co.              COM              811054204    45598   912498 SH       SOLE                   688868            223630
                                                             16888   337970 SH       DEFINED 01             337970
Entercom Communications Corp   COM              293639100    12789   404838 SH       SOLE                   306713             98125
                                                              4453   140975 SH       DEFINED 01             140975
Equifax                        COM              294429105    31242   894169 SH       SOLE                   629169            265000
                                                             12716   363925 SH       DEFINED 01             363925
IMS Health                     COM              449934108    38253  1519790 SH       SOLE                  1152140            367650
                                                             13178   523550 SH       DEFINED 01             523550
Time Warner, Inc.              COM              887317105    37877  2091522 SH       SOLE                  1558422            533100
                                                             14713   812425 SH       DEFINED 01             812425
Tyco International Ltd.        COM              902124106    27584   990434 SH       SOLE                   745059            245375
                                                              9589   344300 SH       DEFINED 01             344300
United Technologies Corp.      COM              913017109    25380   489583 SH       SOLE                   359008            130575
                                                              9544   184100 SH       DEFINED 01             184100
Viacom Inc. - Cl B             COM              925524308    25642   776788 SH       SOLE                   557038            219750
                                                              8951   271175 SH       DEFINED 01             271175
Washington Post Co. Class B    COM              939640108     1605     2000 SH       SOLE                     2000
Willis Group Holdings Ltd      COM              G96655108    26003   692500 SH       SOLE                   511950            180550
                                                              9576   255025 SH       DEFINED 01             255025
Zale Corp                      COM              988858106    35740  1314930 SH       SOLE                  1005380            309550
                                                             15323   563750 SH       DEFINED 01             563750
I-Shares Russell 2000          ETF              464287655      807 12150.000SH       SOLE                12150.000
IShares Russell Mid Cap Index  ETF              464287499      748 8638.000 SH       SOLE                 8638.000